Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Loans Payable [Abstract]
Loans Payable
Note 5 Loans Payable

(A)           Loans Payable - Related Party

On August 28, 2010, the Company's then Chief Executive Officer, who is now the Chairman of the Board, loaned the Company $20,000. The loan was non-interest bearing, unsecured and was repaid on August 15, 2011.

On March 8, 2011, an entity affiliated with the Company's then Chief Executive Officer, who is now the Chairman of the Board, loaned the Company $25,000. The loan is non-interest bearing, unsecured and was repaid on March 8, 2012.

(B)           Loans Payable - Stockholder

In 2008, the Company entered into an agreement with a stockholder that advanced $49,831.  The same stockholder advanced an additional $56,869 during 2009.  These advances were non-interest bearing, unsecured, and due on demand. In November 2009, the stockholder exchanged their outstanding debt, totaling $106,700, for 1,067,000 shares of common stock ($0.10/share).  There was no gain or loss recorded on this debt conversion.

Note 5 Loans Payable

(A)   Loans Payable - Related Party

On August 28, 2010, the Company's then Chief Executive Officer, who is now the Chairman of the Board, loaned the Company $20,000. The loan was non-interest bearing, unsecured and was repaid on August 15, 2011.

On March 8, 2011, an entity affiliated with the Company's then Chief Executive Officer, who is now the Chairman of the Board, loaned the Company $25,000. The loan is non-interest bearing, unsecured and was repaid on March 8, 2012.

(B)  Loans Payable - Stockholder

In 2008, the Company entered into an agreement with a stockholder that advanced $49,831.  The same stockholder advanced an additional $56,869 during 2009.  These advances were non-interest bearing, unsecured, and due on demand. In November 2009, the stockholder exchanged their outstanding debt, totaling $106,700, for 1,067,000 shares of common stock ($0.10/share).  There was no gain or loss recorded on this debt conversion.